Cover	May 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity File Number	1-36691
Entity Registrant Name	Booking Holdings Inc.
Entity Central Index Key	0001075531
Entity Tax Identification Number	06-1528493
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	299-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock par value $0.008 per share
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2026
Title of 12(b) Security	4.000% Senior Notes Due 2026
Trading Symbol	BKNG 26
Security Exchange Name	NASDAQ
1.800% Senior Notes Due 2027
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG 27
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	BKNG 28
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2028
Title of 12(b) Security	3.625% Senior Notes Due 2028
Trading Symbol	BKNG 28A
Security Exchange Name	NASDAQ
4.250% Senior Notes Due 2029
Title of 12(b) Security	4.250% Senior Notes Due 2029
Trading Symbol	BKNG 29
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2029
Title of 12(b) Security	3.500% Senior Notes Due 2029
Trading Symbol	BKNG 29A
Security Exchange Name	NASDAQ
Sec 3. 000 Senior Notes Due 2030 [Member]
Title of 12(b) Security	3.000% Senior Notes Due 2030
Trading Symbol	BKNG 30
Security Exchange Name	NASDAQ
3.125% Senior Notes Due 2031
Title of 12(b) Security	3.125% Senior Notes Due 2031
Trading Symbol	BKNG 31A
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2031
Title of 12(b) Security	4.500% Senior Notes Due 2031
Trading Symbol	BKNG 31
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2032
Title of 12(b) Security	3.625% Senior Notes Due 2032
Trading Symbol	BKNG 32
Security Exchange Name	NASDAQ
3.250% Senior Notes Due 2032
Title of 12(b) Security	3.250% Senior Notes Due 2032
Trading Symbol	BKNG 32A
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2033
Title of 12(b) Security	4.125% Senior Notes Due 2033
Trading Symbol	BKNG 33
Security Exchange Name	NASDAQ
4.750% Senior Notes Due 2034
Title of 12(b) Security	4.750% Senior Notes Due 2034
Trading Symbol	BKNG 34
Security Exchange Name	NASDAQ
Sec 3. 625 Senior Notes Due 2035 [Member]
Title of 12(b) Security	3.625% Senior Notes Due 2035
Trading Symbol	BKNG 35
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2036
Title of 12(b) Security	3.750% Senior Notes Due 2036
Trading Symbol	BKNG 36
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2037
Title of 12(b) Security	3.750% Senior Notes Due 2037
Trading Symbol	BKNG 37
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2038
Title of 12(b) Security	4.125% Senior Notes Due 2038
Trading Symbol	BKNG 38
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2044
Title of 12(b) Security	4.000% Senior Notes Due 2044
Trading Symbol	BKNG 44
Security Exchange Name	NASDAQ
3.875% Senior Notes Due 2045
Title of 12(b) Security	3.875% Senior Notes Due 2045
Trading Symbol	BKNG 45
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2046
Title of 12(b) Security	4.500% Senior Notes Due 2046
Trading Symbol	BKNG 46
Security Exchange Name	NASDAQ